Tactical Offensive Equity Fund
Tactical Offensive Equity Fund

ADVISER MANAGED TRUST

Tactical Offensive Equity Fund
(the "Fund")

Supplement dated June 26, 2014 and effective as of October 1, 2014 to the Prospectus (the "Prospectus") dated November 30, 2013

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

Effective as of October 1, 2014, the Prospectus is hereby amended and supplemented to reflect the following changes in the fees and expenses, investment strategies, and risk disclosures of the Fund.

Changes to the Fees and Expenses of the Tactical Offensive Equity Fund

In the Fund Summary for the Tactical Offensive Equity Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Tactical Offensive Equity Fund
Management Fees	[1][2]	0.20%
Distribution (12b-1) Fees	[1][2]	none
Other Expenses	[1][2]	0.49%
Total Annual Fund Operating Expenses	[1][2][3]	0.69%
[1]	The Fund is an integral part of the Financial Adviser's Adviser Managed Strategy, as discussed further below. As a result, shareholders in the Fund may also pay a fee to the Financial Adviser for participating in the Adviser Managed Strategy, and such fee is not reflected in this fee table or the Example numbers below. You should consult with the Financial Adviser regarding the fees charged for participating in the Adviser Managed Strategy.
[2]	Expenses information in the table has been restated to reflect estimated fees and expenses for the upcoming fiscal year.
[3]	Effective October 1, 2014, the Fund's administrator and/or its affiliates have contractually agreed to waive fees and reimburse expenses for a period of fourteen months in order to keep total operating costs (exclusive of interest from borrowing, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.75%. This contractual waiver and reimbursement will only apply if the Fund's total operating costs exceed 0.75% and will not affect the Fund's total operating costs if they are less than 0.75%. This fee waiver and reimbursement agreement shall remain in effect until November 30, 2015. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Tactical Offensive Equity Fund	70	221	384	859

There are no other changes to the Fees and Expenses of the Tactical Offensive Equity Fund.

Changes in Investment Strategy for the Tactical Offensive Equity Fund

In the Fund Summary for the Tactical Offensive Equity Fund, under the heading "Principal Investment Strategies," the sub-section titled "Investment Strategy" is hereby deleted and replaced with the following:

Investment Strategy

Under normal circumstances and when the Fund is an active component of the Adviser Managed Strategy, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. and non-U.S. issuers of various market capitalizations and industries.

It is expected that the Fund will invest: (i) at least 50% of its assets in securities listed in one or more indexes that represent broad exposure to issuers located in the U.S. (U.S. Equity Index); (ii) up to 40% of its assets in securities listed in one or more indexes that represent broad exposure to issuers located in developed market countries outside of the U.S. (Developed Foreign Market Index); and (iii) up to 20% of its assets in securities listed in one or more indexes that represent broad exposure to issuers located in emerging market countries (Emerging Market Equity Index). Although SIMC will actively determine the percentage of the Fund that will be allocated to each of the U.S. Equity, Developed Foreign Market and Emerging Market Equity Indexes (each, an "Index," and collectively, the "Indexes"), the assets allocated to each Index will be passively managed. SIMC may adjust the Fund's allocation of assets among the Indexes over time depending on its assessment of the markets.

The Fund's investment performance will depend on SIMC's allocation decisions with respect to the Indexes, the Fund's tracking of the Indexes and the performance of the Indexes. The Fund generally will attempt to invest in securities composing an Index in approximately the same proportions as they are represented in the Index. In seeking to replicate the performance of each Index, the Fund may invest in common stocks, preferred stocks, depositary receipts, rights, warrants, exchange-traded funds (ETFs), real estate investment trusts (REITs), and futures. The Fund's ability to fully replicate the performance of each Index will be affected by the size and timing of cash flows into and out of the Fund, changes in the Fund's allocation of assets among the Indexes, and the Fund's expenses. It may not be possible or practicable to purchase all of the securities composing an Index or to hold them in the same weightings as they are represented in the Index. In those cases, the Fund's sub-adviser may employ a sampling or optimization technique to replicate the Index. The Fund may use futures contracts, in lieu of investing directly in the securities making up the Index, to obtain exposure to the equity markets during high volume periods of investment into the Fund and may invest in certain fixed income instruments, such as Treasury bills, to serve as margin or collateral for such futures positions.

The Fund's sub-adviser (the Sub-Adviser) selects the Fund's securities under the general supervision of SIMC, the Fund's adviser, but the Sub-Adviser makes no attempt to "manage" the Fund in the traditional sense (i.e. by using economic, market or financial analyses). Instead, the Sub-Adviser purchases and sells a basket of securities to replicate the performance of an Index as described above. However, the Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

As stated above, when the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund, and a Sub-Adviser will not be used.

There are no other changes to the Investment Strategy of the Tactical Offensive Equity Fund.

Changes in Principal Risks for the Tactical Offensive Equity Fund

In the Fund Summary for the Tactical Offensive Equity Fund, under the heading "Principal Risks," the text for "Derivatives Risk" is hereby deleted and replaced with the following:

Derivatives Risk—The Fund's use of futures contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

In addition, under the same heading, the following risks are hereby added in the appropriate alphabetical order thereof:

Asset Allocation Risk— The risk that SIMC's decisions regarding allocation of the Fund's assets among Indexes will not anticipate market trends successfully.

Investment Style Risk—The risk that the Fund's investment approach may underperform other segments of the equity markets or the equity markets as a whole.

Tracking Error Risk—The risk that the Fund's performance may vary substantially from the performance of the Indexes it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund's and Indexes' investments and other factors.

There are no other changes to the Principal Risks of the Tactical Offensive Equity Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE